SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total stock-based compensation expense	$ 515	$ 633	$ 300
Research and Development Expense [Member]
Total stock-based compensation expense	114	54	61
Selling and Marketing Expense [Member]
Total stock-based compensation expense	82	92	75
General and Administrative Expense [Member]
Total stock-based compensation expense	303	483	162
Cost Of Revenue [Member]
Total stock-based compensation expense	$ 16	$ 4	$ 2